Leases - Schedule of Lease Expense (Details) $ in Millions	12 Months Ended
Mar. 31, 2020 USD ($)
Leases [Abstract]
Operating leases	$ 18.4
Short-term leases	1.0
Variable leases	0.1
Finance leases	0.3
Interest on lease liabilities	0.1
Total lease expense	$ 19.9